Property and Equipment, Net	12 Months Ended
Sep. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

4. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	As of September 30,		As of September 30,
	2025	2025	2024
	HK$	US$	HK$
Computer hardware	104,261	13,400	97,663
Motor car	778,558	100,060	—
Sub-total	882,819	113,460	97,663
Less: accumulated depreciation	(109,779)	(14,109)	(23,529)
Property and equipment, net	773,040	99,351	74,134

Total depreciation expense recognized for the years ended September 30, 2023, 2024 and 2025 is allocated to the following expense item:

			(Successor)	(Predecessor)
	For the year ended September 30, 2025	For the year ended September 30, 2024	From October 12, 2022 to September 30, 2023	From October 1, 2022 to October 11, 2022
	HK$	HK$	HK$	HK$
General and administrative expense	86,250	15,279	9,904	—
Total depreciation expense	86,250	15,279	9,904	—

Depreciation expense recognized for the year ended September 30, 2023, 2024 and 2025 were approximately HK$9,904, HK$15,279 and HK$86,250 (US$11,085), respectively.